Regulatory Matters (Regulatory capital amounts and ratios) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 73,787,109	$ 84,671,763
Actual, Ratio	16.60%	21.70%
For Capital Adequacy, Amount	$ 26,713,714	$ 23,429,060
For Capital Adequacy, Ratio	6.00%	6.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	$ 79,383,109	$ 95,428,763
Actual, Ratio	17.80%	24.40%
For Capital Adequacy, Amount	$ 35,618,286	$ 31,238,746
For Capital Adequacy, Ratio	8.00%	8.00%
Common Equity Tier One Capital	$ 68,787,109
Common Equity Tier 1 Capital to Risk Weighted Assets	15.40%
Common Equity Tier 1 Capital Required for Capital Adequacy	$ 20,035,285.605
CET1 Capital to Risk Weighted Assets Required for Capital Adequacy	4.50%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	$ 73,787,000	$ 84,672,000
Actual, Ratio	9.10%	10.60%
For Capital Adequacy, Amount	$ 32,548,106	$ 31,810,743
For Capital Adequacy, Ratio	4.00%	4.00%
Security Federal Bank [Member]
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
Actual, Amount	$ 88,139,000	$ 87,728,000
Actual, Ratio	19.80%	22.50%
For Capital Adequacy, Amount	$ 26,694,000	$ 23,440,440
For Capital Adequacy, Ratio	6.00%	6.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 35,592,000	$ 31,253,920
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Total Risk-Based Capital (To Risk Weighted Assets)
Actual, Amount	$ 93,735,000	$ 92,653,000
Actual, Ratio	21.10%	23.70%
For Capital Adequacy, Amount	$ 35,592,000	$ 31,253,920
For Capital Adequacy, Ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 44,490,000	$ 39,067,400
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Common Equity Tier One Capital	$ 88,139,000
Common Equity Tier 1 Capital to Risk Weighted Assets	19.80%
Common Equity Tier 1 Capital Required for Capital Adequacy	$ 20,020,500
CET1 Capital to Risk Weighted Assets Required for Capital Adequacy	4.50%
CET1 Required to Be Well Capitalized	$ 28,918,500
CET1 Required to be Well Capitalized to Risk Weighted Assets	6.50%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
Actual, Amount	$ 88,139,000	$ 87,728,000
Actual, Ratio	10.80%	11.00%
For Capital Adequacy, Amount	$ 32,586,840	$ 31,800,960
For Capital Adequacy, Ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 40,733,550	$ 39,751,200
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%